OBLIGATIONS UNDER CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2016
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum payments for capital leases as of December 31, 2016 are as follows: For the year ending December 31:

2017	66,000
2018	24,000
2019	16,000
2020	14,000
Total minimum lease payments	120,000
Less amount representing interest	(13,000)
Present value of the net minimum lease payments	107,000
Less obligations under capital lease maturing within one year	58,000
Long-term portion of obligations under capital lease	$49,000